Other Assets, Net - Additional Information (Detail) - USD ($)		3 Months Ended		12 Months Ended			71 Months Ended	74 Months Ended
	Oct. 01, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Mar. 31, 2021
Joint Venture unamortized basis difference		$ 16,676,000		$ 16,791,000	$ 17,248,000		$ 16,791,000	$ 16,676,000
Amortization of debt issuance costs		470,000	$ 469,000	1,880,000	2,028,000	$ 1,000,000
Contract purchase price							$ 1,089,431,000	$ 1,092,381,000
Related party transaction, expenses from transactions with related party		$ 3,133,000	$ 4,284,000	13,350,000	16,296,000	22,355,000
Base Acquisition Fee Paid [Member]
Related party transaction, expenses from transactions with related party				1,485,000	4,595,000	$ 10,096,000
Base Acquisition Fee For Property Acquired						2.25%
Contingent Advisor Payment Incurred [Member]
Related party transaction, expenses from transactions with related party				$ 20,982,000	$ 20,982,000
Base Acquisition Fee For Property Acquired						2.25%
Griffin-American Healthcare REIT IV, Inc.
Joint venture ownership interest	6.00%	6.00%		6.00%			6.00%	6.00%
Contract purchase price	$ 48,000,000
Gross Enterprise Value	$ 93,154,000
Trilogy Joint Venture [Member]
Joint venture ownership interest	24.00%
Ownership percentage equity interest	96.70%
Trilogy Joint Venture [Member] | Base Acquisition Fee Paid [Member]
Related party transaction, expenses from transactions with related party						$ 2,096,000
Trilogy Joint Venture [Member] | Contingent Advisor Payment Incurred [Member]
Related party transaction, expenses from transactions with related party						$ 2,096,000
Griffin-American Healthcare REIT III, Inc. [Member]
Joint venture ownership interest	70.00%